Investments (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investments Debt And Equity Securities [Abstract]
Schedule of Available-for-sale Securities
The cost or amortized cost, gross unrealized gains or losses, and estimated fair value of the investments in securities classified as available for sale at March 31, 2023 and December 31, 2022 were as follows (dollars in thousands):
	March 31, 2023
	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Debt Securities:
U.S. Government	$7,220	$—	$(249)	$6,971
State and local government	26,063	1	(3,866)	22,198
Corporate debt	35,070	—	(4,139)	30,931
Asset-backed securities	21,150	—	(1,045)	20,105
	March 31, 2023
	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Mortgage-backed securities	28,524	—	(4,739)	23,785
Commercial mortgage-backed securities	3,413	—	(125)	3,288
Collateralized mortgage obligations	3,834	—	(479)	3,355
Total debt securities available for sale	$125,274	$1	$(14,642)	$110,633
	December 31, 2022
	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Debt Securities:
U.S. Government	$7,833	$—	$(335)	$7,498
State and local government	25,487	1	(4,672)	20,816
Corporate debt	35,347	—	(4,788)	30,559
Asset-backed securities	21,742	—	(1,246)	20,496
Mortgage-backed securities	29,194	—	(5,157)	24,037
Commercial mortgage-backed securities	3,414	—	(186)	3,228
Collateralized mortgage obligations	4,102	—	(535)	3,567
Total debt securities available for sale	$127,119	$1	$(16,919)	$110,201

The cost or amortized cost, gross unrealized gain or loss, and estimated fair value of the investments in securities classified as available-for-sale at December 31, 2022 and 2021 were as follows (dollars in thousands):
	December 31, 2022
	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Debt securities:
U.S. Government	$7,833	$—	$(335)	$7,498
State and local government	25,487	1	(4,672)	20,816
Corporate debt	35,347	—	(4,788)	30,559
Asset-backed securities	21,742	—	(1,246)	20,496
Mortgage-backed securities	29,194	—	(5,157)	24,037
Commercial mortgage-backed securities	3,414	—	(186)	3,228
Collateralized mortgage obligations	4,102	—	(535)	3,567
Total debt securities available for sale	$127,119	$1	$(16,919)	$110,201
	December 31, 2021
	Cost or Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	Losses
Debt securities:
U.S. Government	$20,723	$74	$(77)	$20,720
State and local government	30,063	555	(189)	30,429
Corporate debt	30,808	88	(550)	30,346
Asset-backed securities	28,652	10	(224)	28,438
Mortgage-backed securities	33,178	105	(762)	32,521
Commercial mortgage-backed securities	1,659	31	—	1,690
Collateralized mortgage obligations	5,649	35	(45)	5,639
Total debt securities available for sale	$150,732	$898	$(1,847)	$149,783

Schedule Of Unrealized Loss On Investments	The table segregates the holdings based on the length of time that individual securities have been in a continuous unrealized loss position (dollars in thousands):
	March 31, 2023
	Less than 12 months			Greater than 12 months			Total
	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses
Debt Securities:
U.S. Government	2	$ 900	$(6)	10	$ 6,071	$(243)	12	$ 6,971	$(249)
State and local government	13	3,229	(80)	110	18,267	(3,786)	123	21,496	(3,866)
Corporate debt	4	1,509	(41)	64	29,422	(4,098)	68	30,931	(4,139)
Asset-backed securities	3	1,085	(28)	22	19,020	(1,017)	25	20,105	(1,045)
Mortgage-backed securities	33	279	(12)	35	23,499	(4,727)	68	23,778	(4,739)
Commercial mortgage-backed securities	1	209	(20)	3	3,056	(105)	4	3,265	(125)
Collateralized mortgage obligations	11	166	(6)	23	3,212	(473)	34	3,378	(479)
Total debt securities available for sale	67	$7,377	$(193)	267	$102,547	$(14,449)	334	$109,924	$(14,642)
	December 31, 2022
	Less than 12 months			Greater than 12 months			Total
	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses
Debt Securities:
U.S. Government	8	$ 3,534	$(135)	5	$ 3,964	$(200)	13	$ 7,498	$(335)
State and local government	77	12,966	(2,318)	45	7,147	(2,354)	122	20,113	(4,672)
Corporate debt	27	10,069	(1,373)	42	20,890	(3,415)	69	30,959	(4,788)
Asset-backed securities	6	3,188	(76)	20	17,308	(1,170)	26	20,496	(1,246)
Mortgage-backed securities	57	4,006	(573)	12	20,031	(4,584)	69	24,037	(5,157)
Commercial mortgage-backed securities	4	3,205	(186)	—	—	—	4	3,205	(186)
Collateralized mortgage obligations	26	1,789	(196)	9	1,802	(339)	35	3,591	(535)
Total debt securities available for sale	205	$38,757	$(4,857)	133	$71,142	$(12,062)	338	$109,899	$(16,919)

The following table summarizes the aggregate fair value and gross unrealized losses, by security type, of the available-for-sale securities in unrealized loss positions. The table segregates the holdings based on the length of time that individual securities have been in a continuous unrealized loss position (dollars in thousands):
	December 31, 2022
	Less than 12 months			12 months or More			Total
	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses
Debt securities:
U.S. Government	8	$3,534	$(135)	5	$3,964	$(200)	13	$7,498	$(335)
State and local government	77	12,966	(2,318)	45	7,147	(2,354)	122	20,113	(4,672)
Corporate debt	27	10,069	(1,373)	42	20,890	(3,415)	69	30,959	(4,788)
Asset-backed securities	6	3,188	(76)	20	17,308	(1,170)	26	20,496	(1,246)
Mortgage-backed securities	57	4,006	(573)	12	20,031	(4,584)	69	24,037	(5,157)
Commercial mortgage -backed securities	4	3,205	(186)	—	—	—	4	3,205	(186)
Collateralized mortgage obligations	26	1,789	(196)	9	1,802	(339)	35	3,591	(535)
Total debt securities available for sale	205	38,757	(4,857)	133	71,142	(12,062)	338	109,899	(16,919)
	December 31, 2021
	Less than 12 months			12 months or More			Total
	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses	No. of Issues	Fair Value of Investments with Unrealized Losses	Gross Unrealized Losses
Debt securities:
U.S. Government	6	$10,323	$(47)	1	$4,728	$(30)	7	$15,051	$(77)
State and local government	41	8,875	(172)	4	446	(17)	45	9,321	(189)
Corporate debt	41	22,748	(505)	1	705	(45)	42	23,453	(550)
Asset-backed securities	24	24,305	(219)	2	1,893	(5)	26	26,198	(224)
Mortgage-backed securities	12	27,034	(762)	—	—	—	12	27,034	(762)
Commercial mortgage -backed securities	0	—	0	—	—	—	0	—	0
Collateralized mortgage obligations	10	2,638	(45)	2	29	—	12	2,667	(45)
Total debt securities available for sale	134	$95,923	$(1,750)	10	$7,801	$(97)	144	$103,724	$(1,847)

Schedule of Investment Income and Losses
The Company’s sources of net investment income and losses are as follows (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Debt securities	$853	$ 582
Equity securities	11	28
Cash, cash equivalents and short-term investments	503	1
Total investment income	1,367	611
Investment expenses	(60)	(104)
Net investment income	$1,307	$507

The Company’s sources of net investment income are as follows (dollars in thousands):
	December 31,
	2022	2021	2020
Debt securities	$2,517	$2,217	$3,213
Equity securities	52	194	220
Cash, cash equivalents, and short-term investments	776	2	138
Total investment income	3,345	2,413	3,571
Investment expenses	(302)	(445)	(415)
Net investment income	$3,043	$1,968	$3,156

Schedule of Gross Realized Gains and Losses on Securities
The following table summarizes the gross realized gains and losses from sales, calls and maturities of available-for-sale debt and equity securities (dollars in thousands):
	Three Months Ended March 31,
	2023	2022
Debt securities:
Gross realized gains	$—	$—
Gross realized losses	—	—
Total debt securities	—	—
Equity securities:
Gross realized gains	$—	19
Gross realized losses	—	(88)
Total equity securities	—	(69)
Total net realized investment gains (losses)	$—	$(69)

The following table summarizes the gross realized gains and losses from sales or maturities of available-for-sale debt securities and equity securities, as follows (dollars in thousands):
	December 31,
	2022	2021	2020
Debt securities:
Gross realized gains	$6	$63	$4,646
Gross realized losses	(155)	(6)	(8)
Total debt securities	(149)	57	4,638
Equity securities:
Gross realized gains	375	4,605	4,854
Gross realized losses	(1,731)	(1,784)	(1,366)
Total equity securities	(1,356)	2,821	3,488
Total net realized investment gains	$(1,505)	$2,878	$8,126

Summary of Amortized Cost and Fair Value of Securities
The table below summarizes the amortized cost and fair value of available-for-sale debt securities by contractual maturity at March 31, 2023. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties (dollars in thousands):
	Amortized Cost	Estimated Fair Value
Due in one year or less	$4,668	$4,592
Due after one year through five years	28,614	26,543
Due after five years through ten years	23,810	20,267
Due after ten years	11,261	8,698
Securities with contractual maturities	68,353	60,100
Asset-backed securities	21,150	20,105
Mortgage-backed securities	28,524	23,785
Commercial mortgage-backed securities	3,413	3,288
Collateralized mortgage obligations	3,834	3,355
Total debt securities	$125,274	$110,633

The table below summarizes the amortized cost and fair value of available-for-sale debt securities by contractual maturity at December 31, 2022. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties (dollars in thousands):
	Amortized Cost	Estimated Fair Value
Due in one year or less	$4,876	$4,770
Due after one year through five years	28,396	25,963
Due after five years through ten years	23,974	19,782
	Amortized Cost	Estimated Fair Value
Due after ten years	11,421	8,358
Securities with contractual maturities	68,667	58,873
Asset-backed securities	21,742	20,496
Mortgage-backed securities	29,194	24,037
Commercial mortgage-backed securities	3,414	3,228
Collateralized mortgage obligations	4,102	3,567
Total debt securities	$127,119	$110,201